Recurring Fair Value Measurements (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Recurring Fair Value Measurements [Line Items]
Investments held in Trust Account						$ 35,555,976	$ 323,911,642
Investments maturity period						3 months
Fair value of the forward purchase agreement liability		$ (633,205)	$ 325,091	$ (308,114)	$ (308,114)	$ (308,114)
U.S. Money Market funds [Member]
Recurring Fair Value Measurements [Line Items]
Investments held in Trust Account						35,600,000	323,900,000
FPA liability
Recurring Fair Value Measurements [Line Items]
FPA Liability outstanding
Subscription liability
Fair value of the forward purchase agreement liability						(308,114)
Related Party [Member]
Recurring Fair Value Measurements [Line Items]
Convertible promissory notes						$ 0